AMG Beutel Goodman International Equity Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2024
	Shares	Value
Short-Term Investments - 97.5%
Other Investment Companies - 97.5%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 5.28%[1,2]	7,574,142	$7,574,142

Total Short-Term Investments (Cost $7,574,142)		7,574,142
Value

Total Investments - 97.5% (Cost $7,574,142)	$7,574,142
Other Assets, less Liabilities - 2.5%	197,806
Net Assets - 100.0%	$7,771,948

[1]	Yield shown represents the July 31, 2024, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.
[2]	A copy of the security's annual report to shareholders may be obtained without charge on the SEC's website (http://www.sec.gov).
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of July 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Short-Term Investments
Other Investment Companies	$7,574,142	—	—	$7,574,142
Total Investments in Securities	$7,574,142	—	—	$7,574,142
For the period ended July 31, 2024, there were no transfers in or out of Level 3.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.